EQUITY INCENTIVE PLAN - Summary of Stock Option Activity (Details) - Hyperfine Plan - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding	1,903,479
Granted	6,771,237	1,182,056
Exercised	(565,533)
Forfeited	(587,047)
Outstanding	7,522,136	1,903,479
Options exercisable	2,332,624
Vested and expected to vest	7,117,220
Weighted Average Exercise Price
Outstanding	$ 0.87
Granted	3.37
Exercised	2.65
Forfeited	3.86
Outstanding	3.21	$ 0.87
Options exercisable	2.98
Vested and expected to vest	$ 3.20
Weighted Average Remaining Contractual Term
Outstanding	8 years 9 months 14 days	7 years 25 days
Options exercisable	7 years 9 months 25 days
Vested and expected to vest	8 years 9 months 7 days
Aggregate Intrinsic Value
Outstanding	$ 30,052	$ 2,073
Options exercisable	9,785
Vested and expected to vest	$ 28,445